Hedging derivatives - By type (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Hedging derivatives
Fair value of hedging derivative assets	$ 10,181	$ 11,248
Hedging derivatives	4,461	8,162
Fair value hedges
Hedging derivatives
Fair value of hedging derivative assets	4,923	1,468
Hedging derivatives	3,205	7,018
Cash flow hedges
Hedging derivatives
Fair value of hedging derivative assets	5,258	9,780
Hedging derivatives	$ 1,256	$ 1,144